Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
REVENUE	$ 8,097,810	$ 7,949,845
Cost of revenue	(5,910,610)	(6,041,997)
GROSS PROFIT	2,187,200	1,907,848
OPERATING EXPENSES
Selling expenses	(410,216)	(68,317)
General and administrative expenses	(1,993,886)	(1,459,009)
Provision for credit losses	(5,656,888)
Impairment losses on advances to suppliers	(1,920,508)
Research and development expenses	(781,094)	(96,472)
TOTAL OPERATING EXPENSES	(10,762,592)	(1,623,798)
(LOSS) INCOME FROM OPERATIONS	(8,575,392)	284,050
OTHER INCOME (EXPENSES)
Interest income	149	116
Interest expenses	(252,168)	(164,584)
Gain from disposal of subsidiary	57,813
Other (losses) income	(434,792)	193,582
TOTAL OTHER EXPENSES, NET	(628,998)	29,114
(LOSS) INCOME BEFORE INCOME TAX PROVISION	(9,204,390)	313,164
INCOME TAX PROVISION		(177,253)
NET (LOSS) INCOME	(9,204,390)	135,911
Less: net (loss) attributable to non-controlling interest	(3,259)	(33,316)
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	(9,201,131)	169,227
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency transaction adjustment	1,927,646	(1,419,950)
TOTAL COMPREHENSIVE (LOSS)	(7,276,744)	(1,284,039)
Less: comprehensive (loss) attributable to non-controlling interest	(11,633)	(59,435)
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ (7,265,111)	$ (1,224,604)
(LOSS) EARNINGS PER SHARE
Basic	$ (1.51)	$ 0.56
Diluted	$ (1.51)	$ 0.50
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	6,090,487	302,647
Diluted	6,090,487	336,070